Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents
15.	CASH AND CASH EQUIVALENTS

	2022	2021	2020
Cash and banks (1)	369	223	177
Short-term investments (2)	68	94	62
Financial assets at fair value with changes in results (3)	336	294	411

	773	611	650

(1)	Includes balances granted as collateral. See Note 34.e).
(2)	Includes term deposits and other invetsments with the BNA for 10 and 24 as of December 31, 2021 and 2020, respectively.
(3)	See Note 6.